RELATED PARTIES - Additional information of related parties (Details) - RUB (₽)	1 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2016	Oct. 31, 2014	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Short-term investments	₽ 12,086,000,000				₽ 12,086,000,000	₽ 10,064,000,000
Key management remuneration					816,000,000	739,000,000	₽ 760,000,000
Key management remuneration as base salaries					504,000,000	490,000,000	470,000,000
Key management remuneration as bonus					312,000,000	249,000,000	290,000,000
Cash-settled and equity-settled share-based payments					554,000,000	486,000,000	₽ 481,000,000
East-West United Bank
RELATED PARTIES
Cash position with related parties	938,000,000				938,000,000	5,969,000,000
Short-term deposits with related parties	0				0	5,810,000,000
Sistema | Sistema Notes due in 2016 (series 04)
RELATED PARTIES
Investment related party notes			₽ 2,501,350
Acquired bonds classified as available for sale and accounted for at fair value with changes recognized in other comprehensive income			519,000,000
Proceeds received on redemption as principal and coupons		₽ 201,000,000
Sistema International Funding S.A. | Sistema International Funding S.A. Bonds due in 2019
RELATED PARTIES
Investment related party bonds			1,000
Acquired bonds classified as available for sale and accounted for at fair value with changes recognized in other comprehensive income			₽ 32,000,000
Short-term investments	70,000,000				70,000,000	57,000,000
Business Nedvizhimost
RELATED PARTIES
Amount receivable	₽ 2,561,000,000				₽ 2,561,000,000	4,052,000,000
Interest rate					1.50%
Rent-Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)				100.00%
Proceeds from sale of ownership interest				₽ 8,500,000,000
Mutual investment fund - Sistema-Rentnaya Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)	40.26%
Proceeds from sale of ownership interest	₽ 450,000,000
Share in joint venture					₽ 690,000,000
Sistema Capital
RELATED PARTIES
Short-term investments	11,644,000,000				11,644,000,000	9,600,000,000
Balance of assets under trust management	₽ 11,614,000,000				₽ 11,614,000,000	₽ 9,600,000,000